Financial Risk Management - Summary of Details Movement in Interest Rates in Respect of Income from Investments on Cash and Fixed Income Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Interest rates – increase by 70 basis points	R$ 288	R$ 195
Interest rates – decreased by 100 basis points	R$ (412)	R$ (279)